Putnam Investments
                              One Post Office Square
                              Boston, MA 02109
                              April 2, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam New York Tax Exempt Income Fund (Reg. No. 2-83909) (811-3741)
    Post-Effective Amendment No. 24 to Registration Statement on Form N-1A

    Putnam New York Tax Exempt Opportunities Fund (Reg. No. 33-37001)
    (811-6176)
    Post-Effective Amendment No. 14 to Registration Statement on Form N-1A

    Putnam New York Tax Exempt Money Market Fund (Reg. No. 33-17344)
    (811-5335)
    Post-Effective Amendment No. 16 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund's hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund's pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 to the New York Tax Exempt Income Fund's Registration Statement, Post-Effective Amendment No. 14 to the New York Tax Exempt Opportunities Fund's Registration Statement, or Post-Effective Amendment No. 16 to the New York Tax Exempt Money Market Fund's Registration Statement on Form N-1A (the "Amendments"), would not have differed from that contained in the Amendments, which are the most recent amendments to such Registration Statements and were filed electronically on March 28, 2003.

Comments or questions concerning this certificate may be directed to Brent Bass at 1-800-225-2465, ext. 11142.

                              Very truly yours,

                              Putnam New York Tax Exempt Income Fund
                              Putnam New York Tax Exempt Opportunities Fund Putnam New York Tax Exempt Money Market Fund

                              /s/ Gordon H. Silver
                          By: ----------------------------
                              Gordon H. Silver
                              Vice President


cc: Charles Larsen, Esq.